Plan Description	12 Months Ended
Dec. 31, 2025
EBP 258
EBP, Description of Plan [Line Items]
Plan Description	Plan Description

The following description of the Enviri Retirement Savings and Investment Plan (the “Plan”) provides only an abbreviated summary of the general provisions of the Plan. Participants should refer to the Summary Plan Description and the Plan document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan providing retirement benefits to eligible employees. The Plan is designed to comply with the requirements of the Employee Retirement Income Security Act of 1974, ("ERISA"), as amended, and with the requirements for qualification under Sections 401(a) and 401(k) of the Internal Revenue Code ("IRC").

All U.S. salaried employees and non-union hourly employees (including officers) who are employed by Enviri LLC, as successor to Legacy Enviri following completion of the Spin-Off, each as defined below, (“the Company”) or any eligible subsidiary of either the Company or a subsidiary which adopts this Plan with the approval of the Company and who are not participants in the Enviri Corporation Savings Plan (the "ESP") are deemed "Eligible Employees.”

Throughout the year, employees may be transferred to various positions within the Company, which may result in a transfer between various retirement plans sponsored by the Company. Transfers between various Company retirement plans may also occur as Plan amendments are adopted to permit additional or restrict existing groups of Company employees participating in the Plan. These are shown as “Net transfers in (out) due to employee classification change” on the Statement of Changes in Net Assets Available for Benefits.

Contributions

New Eligible Employees are automatically enrolled in the Plan at a pre-tax savings rate of 3% via payroll deductions with contributions being directed to a designated target date fund based on the participant's current age and a retirement age of 65. Employees have the option to opt out of this Plan or to contribute an amount different than the automatic contribution amount, and/or to invest in funds other than the Plan's default fund that are available within the Plan investment options. Participants not benefiting from the full employer match will be enrolled in an auto-increase of 1% annually in January until the participant meets the percentage to receive the full employer match. Employees have the option to opt out of this auto-increase.

Participants may contribute up to 75% of their annual compensation received as an employee, as defined in the Plan and subject to IRC limitations. Participant contributions may be made on a pretax basis, or participants may elect to make contributions on an after-tax basis or on an after-tax "Roth" basis, subject to limitations outlined in the Plan. Participants who are at least age 50 may make an additional "catch-up" contribution subject to IRC limitations. Participants may also contribute funds from another qualified retirement plan ("rollover" contributions), subject to certain requirements. The Company makes matching contributions equal to 100% of the first 3% of such participant's contributions and 50% of the next 2% of each Participant's contributions.

The Company may also make a discretionary contribution to the Plan in an amount determined by the Company's Board of Directors. Employer discretionary contributions are allocated to the accounts of eligible participants in the proportion that each eligible participant's compensation bears to the aggregate compensation of all eligible participants who are entitled to an allocation of the Company discretionary contribution for that Plan year. The Company made no discretionary contributions for the Plan year ended December 31, 2025.
Participant Accounts

Each participant's account is credited with the participant's contributions and employer matching contributions, as well as allocations of any discretionary contributions and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific transactions, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

    Vesting

Participants are immediately vested in their contributions, plus actual earnings thereon and matched pre-tax contributions and matched after-tax contributions to the Plan. Participants are 100% vested in the Company's discretionary contributions after three years of credited service. Participants are also 100% vested upon death, disability or the attainment of normal retirement age. For amounts transferred to the Plan from other plans sponsored, or previously sponsored, by the Company, a participant is vested in the Company's discretionary contributions after three years of credited service.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $500 to a maximum of 50% of their vested account balance, not to exceed $50 thousand. A loan is collateralized by the balance in the participant's account and bears interest at a rate commensurate with local prevailing rates as determined periodically by the Plan Administrator. The participant may choose the loan repayment period, not to exceed five years. However, the term may be for any period not to exceed 15 years if the purpose of the loan is to acquire the participant's principal residence. No more than one loan may be outstanding at any time. Interest rates on outstanding loans, which are based on the prime rate plus one percent, ranged from 4.25% to 9.50% at December 31, 2025, with maturity dates ranging from 2026 to 2040. Principal and interest is paid ratably through payroll deductions.

Payment of Benefits

On termination of service, a participant or beneficiary may receive payments based on their election of one of the three options: a lump-sum amount equal to the value of the participant's vested interest in their account; a portion paid in a lump-sum, and the remainder paid later; or over annual installments, not to exceed more than 15 years.

A participant may also request a withdrawal upon attainment of age 59 1/2 or upon demonstration by the participant to the Plan Administrator that the participant is suffering from "hardship," as defined in the Plan document. A participant may also request a withdrawal from after-tax and rollover funds at any time.